Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash Flows From Operating Activities
Net Income (Loss)	$ (1,316,670)	$ 3,842,885	$ 4,954,484
Adjustments:
Depreciation and Amortization	598,516	272,734	175,488
Reversal of Allowance for Credit Loss on Accounts Receivable	(123,665)	(131,566)	(153,894)
Property and Equipment Written Off	28,334
Gain on Derecognition of Operating Lease Right-of-Use Asset	(1,437)
Interest Expense – Deferred Consideration	304,758
Allowance for Expected Credit Loss on Accounts Receivable	371,299	99,263	236,853
Unrealised Foreign Exchange (Gain) / Loss	(6,584)	(631)
Changes in Operating Assets and Liabilities:
Accounts Receivable	(1,179,746)	1,013,522	(37,965)
Prepaid Expenses and Other Current Assets	(1,846,610)	(1,003,294)	(145,565)
Accounts Payable	5,495	(154,276)	171,644
Accruals and Other Current Liabilities	(186,941)	(1,629,890)	(5,035,950)
Operating Lease Right-of-Use Assets and Lease Liabilities, net	(430,749)	(214,650)	(160,335)
Income Tax Payable	(662,503)	(198,936)	(178,024)
Net Cash (Used in) Provided by Operating Activities	(4,446,503)	1,895,161	(173,264)
Cash Flows From Investing Activities
Purchases of Plant and Equipment	(213,445)	(126,455)	(36,855)
Cash paid for Business Acquisitions, Net of Cash Acquired	(783,741)
Net Cash Used in Investing Activities	(997,186)	(126,455)	(36,855)
Cash Flows From Financing Activities
Dividend Paid	(2,215,174)	(11,424,665)	(2,100,309)
Repayment to a Director		(513,224)	(34,664)
Deferred IPO costs		(501,770)	(213,860)
Repurchase of Treasury Shares	(749,424)
Proceeds from Issuance of Ordinary Shares	11,320,857	11,966	136,105
Net Cash (Used in) Provided by Financing Activities	8,356,259	(12,427,693)	(2,212,728)
Net Change in Cash and Cash Equivalents	2,912,570	(10,658,987)	(2,422,847)
Cash and Cash Equivalents as of Beginning of the Year	5,948,806	16,607,536	19,030,668
Effects on Currency Translation on Cash and Cash Equivalents	392	257	(285)
Cash and Cash Equivalents as of the End of the Year	8,861,768	5,948,806	16,607,536
Supplementary Cash Flows Information
Cash Paid for Taxes	$ (876,268)	$ (1,024,862)	$ (1,223,534)